UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: 07/01/06 - 12/31/06

Item 1 - Attach shareholder report





Bullfinch Fund, Inc.





1370 Pittsford Mendon Road
Mendon, New York 14506

(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)






Unrestricted Series

Greater Western New York Series









Semi-Annual Report
December 31, 2006
(Unaudited)


Management's Discussion of Fund Performance

                                                             February 27, 2007

Dear Fellow Shareholders:

We are very proud to present the December 2006 Semi-Annual Report of the Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Western New York Series.

When history reviews the markets of 2006, the third week of July will loom large. Some may even consider it a watershed turning point in this particular market cycle. The third week of July saw the peak in oil prices. Since that time, we've seen oil fall from hovering around $75 a barrel to hovering around $50-$55 a barrel. Not that this was a surprising move. Indeed, many felt no fundamental reason existed for oil's surge in the first half of the year. While some, like us, anticipated a peak in oil, the peak came with little fanfare but with broad and almost immediate implications.

First, and most obvious, along with the peak in oil prices, we also saw the peak in oil and energy-related stocks. As a result, market leadership began to shift to long neglected industry sectors - including technology. With the cessation of rising oil prices, the talk of inflation eased (although not officially, according to the Fed). Today we have an inverted yield curve. This tells us investors believe the inflation problem will resolve itself shortly. Finally, diminishing inflation fears have led to a cessation of rising interest rates. Not only did the Fed take a break, (although it continues to threaten to resume rate hikes), but bond investors felt the long term direction of rates would be down. In fact, the dramatically inverted yield curve makes bond investing fairly speculative.

Let's put this all together now. Start with oil prices stabilizing at a lower price level. Then add steady to possibly falling interests. Finally, mix in reduced inflation fears. What are we left with? The possibility of a very strong and sustained rise in equity markets. So, the natural question is: "Have we already experienced this market rise and, if so, what should we do?"

Remember, we know (and we want you to know) past performance can never guarantee future performance. Still, the combination of the current fundamental strength of the economy with the positive fundamental changes in oil prices, inflation and interest rates suggests a rosy forecast for equity markets in the near-term.

The final six months of the calendar year of 2006 saw a dramatic turnaround in the performance of the Unrestricted Series, due mostly for the reasons stated above. The Greater Western New York Series, on the other hand, saw the bulk of its annual returns gained in the first half of the year. As a result, it had a less spectacular second half as investors apparently secured those gains by selling stock. As usual, the smaller stocks in this series have historically tended to be heavily influenced by liquidity pressure both on the upside and on the downside. We experienced the upside benefits in the first six months of the calendar year and the flipside in the final six months of the year.

Be sure to track both our funds on your favorite internet site. The ticker of the Unrestricted Series is BUNRX and the ticker of the Western New York Series is BWNYX. We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)


FINANCIAL STATEMENTS AS OF
December 31, 2006

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2006 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
                        identified Cost of $2,773,377              $ 3,542,426


Cash                                                                 1,531,518


Accrued Interest and Dividends                                           4,270


Prepaid Expenses                                                        14,153

Due from Shareholder Transaction                                        (3,150)


Total Assets                                                       $ 5,089,217




LIABILITIES
Accounts payable                                                        10,610




NET ASSETS
Net assets (equivalent to $ 14.11 based on 359,933.837
                          shares of stock outstanding)             $ 5,078,607

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
   10,000,000 Shares Authorized,
   359,933.837 Shares Outstanding                                  $ 4,566,641


Accumulated Net Investment Loss                                       (257,083)


Net Unrealized Appreciation on Investments                             769,049



Net Assets at December 31, 2006                                    $ 5,078,607




UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2006 (UNAUDITED)



                                      Historical
Common Stocks - 100%                  Shares          Cost      Value

Medical Products and Supplies - 17.9%
  Biomet Inc.                          4,500    $  146,144 $  185,715
  Johnson & Johnson                    2,400       136,714    158,448
  Medtronic Inc.                       3,000       147,940    160,530
  Polymedica Corporation               3,200        83,193    129,312
                                                   513,991    634,005
Computers - Software - 14.8%
  Microsoft Corp.                      6,200       151,626    185,132
  Oracle                              11,000       119,262    188,540
  Synopsis, Inc.                       5,600       115,459    149,688
                                                   386,347    523,360
Banking & Finance - 10.6%
  FIserv, Inc.                         3,000        75,229    157,260
  National City Corp.                  2,200        55,431     80,432
  NY Community Bancorp.                8,500       142,304    136,850
                                                   272,964    374,542
Electrical Equipment - 8.4%
  Corning Inc.                         7,300        71,366    136,583
  General Electric Co.                 4,300       125,562    160,003
                                                   196,928    296,586
Computers - Networking - 6.2%
  Cisco Systems, Inc.                  3,800        55,371    103,854
  Spectralink Corp.                   13,400       115,996    115,240
                                                   171,367    219,094
Commercial Services - 6.0%
  Affiliated Computer Services Inc.    2,700       134,417    131,868
  Paychex, Inc.                        2,000        64,090     79,080
                                                   198,507    210,948
Automotive - 4.5%
   Gentex Corp.                       10,300       147,681    160,268

Utilities - Natural Resources - 4.4%
  Chesapeake Utilities Corp.           3,100        57,194     95,015
  NiSource Inc.                        2,500        46,325     60,250
                                                   103,519    155,265
Paper & Related Products - 4.2%
  Avery Dennison Corp.                 2,200       114,734    149,446

Office Equipment - 3.8%
  Xerox Corp.                          8,000       118,582    135,600

Insurance -3.1%
  Gallagher Arthur J & Co.             3,700        99,355    109,335

Pharmaceuticals - 3.0%
  Mylan Laboratories Inc.              5,400       110,246    107,784

Food & Beverages - 2.8%
    Sensient Technologies              4,000        80,550     98,400

Semiconductors - 2.3%
  Intel Corp.                          4,100        80,666     83,025

Computers - Hardware - 2.3%
  Dell Corp.                           3,250        66,364     81,543

Instruments - 2.1%
  Checkpoint Systems, Inc.             3,700        32,717     74,740

Retail - General - 1.8%
  Dollar General                       4,052        53,029     65,075

Shoes & Leather - 1.8%
  Genesco Inc.                         1,700        25,830     63,410



Total Investments in Securities               $ 2,773,377  $ 3,542,426

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2006 TO DECEMBER 31, 2006 AND
FOR THE YEARS ENDED JUNE 30, 2006, 2005 AND 2004 (UNAUDITED)

                                   12/2006   6/2006   6/2005   6/2004
INVESTMENT INCOME:
   Dividends                      $ 59,575 $ 87,909 $ 70,818 $ 45,850

EXPENSES:
   Management fees                  25,499   46,736   41,125   35,915
   Legal and Professional            5,803   12,113   10,562    9,048
   Director's Fees                     605    1,200    1,200    1,200
   D&O/E&O                             687   11,340    4,482        -
   Fidelity Bond                     1,058      936      936    1,400
   Taxes                               245      518      455      450
   Telephone                            95      234      289      226
   Registration Fees                   481      969    1,134    1,024
   Custodian Fees                    2,772    2,751    2,107    2,055
   Dues and Subscriptions            1,360    1,926    1,698    2,162
Total expense                       38,605   78,723   63,988   53,480
Net investment income (loss)        20,970    9,186    6,830   (7,630)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss)
   from securities transactions    110,788  236,874  147,001  102,654
Unrealized appreciation
  (depreciation) during the period 302,411 (197,111) (45,245) 397,468
Net gain (loss) on investments     413,199   39,763  101,756  500,122
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS      $434,169 $ 48,949 $108,586 $492,492

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006 AND
FOR THE YEARS ENDED JUNE 30, 2006, 2005 AND 2004 (UNAUDITED)

                                   12/2006   6/2006   6/2005   6/2004
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)   $ 20,970 $  9,186 $  6,830 $ (7,630)
   Net realized gains (loss)
     from securities transactions  110,788  236,874  147,001  102,654
   Net change in unrealized
     appreciation of investments   302,411 (197,111) (45,245) 397,468
Increase (decrease) in net

     assets from operations        434,169   48,949  108,586  492,492

CAPITAL SHARE TRANSACTIONS:
  Sales                            266,167  535,360  473,324 1,026,695
  Redemptions                     (119,275)(181,377)(419,589) (124,930)
    Total capital share
        Transactions               146,892  353,983   53,735   901,765
    Increase in net assets         581,061  402,932  162,321 1,394,257

NET ASSETS:
  Beginning of period          $ 4,497,546 4,094,614 3,932,293 2,538,036
  End of period                $ 5,078,607 4,497,546 4,094,614 3,932,293



UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


1. The Organization
     The Unrestricted Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-end non-diversified management investment Company.
     The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.


2. Summary of Significant Accounting Policies
     Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

     Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

     Federal Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

     Organization Expenses - Organization expenses are being amortized over a 60-month period.

     Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $103,035 to its shareholders on June 29, 2004, in the form of stock dividends equal to 7,145.311 shares of stock. The Series made a distribution of its long term capital gains of $17,260 to its shareholders on December 28, 2004 in the form of stock dividends equal to 1,137.790 shares of stock. The Series made a distribution of its long term capital gains of $234,457 and ordinary income of $6,615 to its shareholders on June 29, 2005, in the form of stock dividends equal to 17,183.492 shares of stock. The Series made a distribution of its long term capital gains of $18,898 to its shareholders on December 28, 2005 in the form of stock dividends equal to 1,338.392 shares of stock. The Series made a distribution of its long term capital gains of $242,509 and ordinary income of $9,254 to its shareholders on June 28, 2006, in the form of stock dividends equal to 19,233.233 shares of stock. The Series made a distribution of its long term capital gains of $125,765 and ordinary income of $24,454 to its shareholders on December 27, 2006, in the form of stock dividends equal to 10,586.286 shares of stock.

     Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3. Investments
     For the period July 1, 2006 to December 31, 2006, the Series purchased $874,577 common stock. During the same period, the Series sold $1,004,217 of common stock.

     For the year ended June 30, 2006, the Series purchased $677,002 of common stock. During the same period, the Series sold $1,369,364 of common stock.

     For the year ended June 30, 2005, the Series purchased $853,288 of common stock. During the same period, the Series sold $709,374 of common stock.

     For the year ended June 30, 2004, the Series purchased $1,807,912 of common stock. During the same period, the Series sold $748,577 of common stock.

     At December 31, 2006, the gross unrealized appreciation for all securities totaled $780,270 and the gross unrealized depreciation for all securities totaled $11,221, or a net unrealized appreciation of $769,049. The aggregate cost of securities for federal income tax purposes at December 31, 2006 was $2,773,377.

     At June 30, 2006, the gross unrealized appreciation for all securities totaled $603,934 and the gross unrealized depreciation for all securities totaled $137,296, or a net unrealized appreciation of $466,638. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $2,792,229.

     At June 30, 2005 the gross unrealized appreciation for all securities totaled $828,871 and the gross unrealized depreciation for all securities totaled $165,121, or a net unrealized appreciation of 663,750. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $3,247,717.

     At June 30, 2004, the gross unrealized appreciation for all securities totaled $784,259 and the gross unrealized depreciation for all securities totaled $ 75,265, or a net unrealized appreciation of $708,994. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $2,956,801.

4. Investment Advisory Agreement
     Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.

     As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

     Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

    During the period from July 1, 2006 to December 31, 2006 and the fiscal years ended June 30, 2006, 2005 and 2004, the fund paid investment advisory fees of $25,499, $46,736, $41,125 and $35,915 respectively.

    On December 31, 2006, the fund had $4,516 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.



5. Capital Share Transactions
      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:



                                                      Shares         Amount

     Balance at June 30, 2003                    199,957.769    $ 2,328,019

     Shares sold during 2004                      72,954.003      1,026,695
     Shares redeemed during 2004                  (8,718.448)      (124,930)
     Reinvestment of Distribution June 29, 2004    7,145.311        103,035

     Balance at June 30, 2004                    271,338.635    $ 3,332,819

     Shares sold during 2005                      32,575.497        473,324
     Shares redeemed during 2005                 (29,211.603)      (419,589)
     Reinvestment of Distributions,
                              December 28, 2004    1,137.790         17,260
     Reinvestment of Distributions, June 29, 2005 17,183.492        241,072

     Balance at June 30, 2005                    293,023.811    $ 3,644,886

     Shares sold during 2006                      37,416.865        535,360
     Shares redeemed during 2006                 (12,537.319)     (181,377)
     Reinvestment of Distributions,
                              December 28, 2005    1,338.392        18,898
     Reinvestment of Distributions, June 28, 2006 19,233.233       251,763
     Balance at June 30, 2006                    338,474.982    $4,269,530

     Shares sold during period                    19,219.345       266,167
     Shares redeemed during period                (8,346.776)     (119,275)
     Reinvestment of Distributions,
                              December 27, 2006   10,586.286       150,219
     Balance at December 31, 2006                359,933.837   $ 4,566,641

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2006 AND
FOR THE YEARS ENDED JUNE 30, 2006, 2005, 2004 (UNAUDITED)

                                          12/2006   6/2006   6/2005   6/2004

NET ASSET VALUE, beginning of period     $13.29   $13.97   $14.49   $12.69
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)           0.06     0.03     0.02    (0.03)
    Net gain (loss) on securities both
       realized and unrealized             0.33    (1.56)   (1.47)    1.44
Total from investment operations           0.39    (1.53)   (1.45)    1.41

DISTRIBUTIONS
    Dividends                              0.43     0.85     0.93     0.39

NET ASSET VALUE, end of period           $14.11   $13.29   $13.97   $14.49

NET ASSETS, end of period        $5,078,607  $4,497,546  $4,094,614  $3,932,293

                                          Actual** Actual   Actual   Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS* 0.8%** 1.8 % 1.6 % 1.6 % RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS*                      0.4%**   0.2%     0.2%    (0.2)%
PORTFOLIO TURNOVER RATE*                  18.2%**  15.3%    18.2%    22.6%
TOTAL RETURN                               9.4%     1.3%     2.8%    17.4%

*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from July 1, 2006 to December 31, 2006


GREATER WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)
FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2006
(UNAUDITED)


GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006(UNAUDITED)


ASSETS

Investments in securities, at fair value, identified cost $385,775   $ 553,348


Cash                                                                    91,061


Accrued interest and dividends                                             482


Prepaid expenses                                                         2,692



Total assets                                                        $  647,583




LIABILITIES

Accounts payable                                                         2,097




NET ASSETS

Net assets (equivalent to $13.34 per share based on
      48,395.971 shares of stock outstanding)                        $ 645,486




COMPOSITION OF NET ASSETS

   Shares of common Stock - Par Value $.01;
     10,000,000 Shares Authorized,
     48,395.971 Shares Outstanding                                   $ 507,280


   Accumulated net investment loss                                     (29,367)


   Net unrealized (depreciation) on investments                        167,573



  Net assets at December 31, 2006                                    $ 645,486







GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2006 (UNAUDITED)


Common Stocks - 100%                  Historical
                                      Shares          Cost      Value
Medical Products & Supplies - 15.1%
  Bausch & Lomb Inc.                     600    $   31,473  $  31,236
  Greatbatch Technologies              1,200        31,766     32,304
  Johnson & Johnson                      300        17,108     19,806
                                                    80,347     83,346
Electrical Equipment - 11.5%
  Corning, Inc.                        1,000         7,874     18,710
  General Electric Co.                   550        15,917     20,466
  Ultralife Batteries, Inc.            2,200        12,432     24,222
                                                    36,223     63,398
Automotive - 5.8%
  Monro Muffler Brake Inc.               500         9,880     17,550
  Pep Boys - Manny, Moe & Jack         1,000        14,532     14,860
                                                    24,412     32,410
Commercial Services - 5.5%
  Harris Interactive, Inc.             2,600         8,918     13,104
  Paychex, Inc.                          450        11,885     17,793
                                                    20,803     30,897
Electronics Components - 5.0%
  Astronics Corp.                      1,431         7,065     24,513
  IEC Electronics Corp.                2,000         1,530      3,000
                                                     8,595     27,513
Aerospace - 4.8%
  Moog, Inc. Class A                     337         2,926     12,870
  Northrop Grumman                       200         2,536     13,540
                                                     5,462     26,410
Real Estate & Related - 4.7%
  Home Properties Inc.                   200         5,624     11,854
  Sovran Self Storage                    250         6,892     14,320
                                                    12,516     26,174
Railroads - 4.3%
  Genesee & Wyoming Class A              900         2,522     23,616

Food & Beverages - 4.2%
  Constellation Brands Inc.              800         5,018     23,216

Computers - Software - 4.2%
  Oracle                               1,300        16,642     22,282
  Veramark Tech., Inc.                 1,050         6,181        840
                                                    22,823     23,122

Photographic Equipment and Suppliers - 3.7%
  Eastman Kodak Co.                      800        20,746     20,640

Utilities - Natural Resources - 3.5%
  National Fuel Gas Co.                  500        11,250     19,270

Office Equipment - 3.4%
  Xerox Corp.                          1,100        18,570     18,645

Steel - 3.2%
  Gibraltar Industries Inc.              750         8,975     17,632

Computers - Services - 3.2%
  Computer Task Group Inc.             3,700        15,799     17,575

Metal Fabrication & Hardware - 2.9%
  Graham Corp.                         1,200         4,804     15,745

Computers - Networking - 2.8%
  Performance Technologies, Inc.       2,600        22,250     15,392

Retail - Specialty - 2.4%
  Christopher & Banks Corp.              700        12,105     13,062

Airlines - 2.3%
  Southwest Airlines Co.                 850        15,105     13,022

Computers - Distributors - 2.2%
  Ingram Micro                           600        10,909     12,246

Retail - General - 1.9%
  Dollar General                         650         9,065     10,439

Computers - Hardware - 1.5%
  Dell Corporation                       350        10,734      8,782

Packaging & Containers - 1.4%
  Mod Pac Corporation                    715         3,461      7,865

Machinery - 0.4%
  Columbus McKinnon Corp.                100         2,344      2,102

Industrial Materials - 0.1%
  Servotronics, Inc.                     100           937        829

Total Investments in Securities                  $ 385,775  $ 553,348

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2006 TO DECEMBER 31, 2006 AND
FOR THE YEARS ENDED JUNE 30, 2006, 2005 AND 2004 (UNAUDITED)

                                          12/2006   6/2006   6/2005   6/2004
INVESTMENT INCOME:
   Dividends                              $ 4,749  $ 8,146  $ 5,710  $ 4,786


EXPENSES:
   Management Fees                          3,967    7,292    6,265    5,591
   Reimbursement of Management Fees             -   (2,520)  (1,302)  (1,767)
   Legal and Professional                     721    1,515    1,224    1,049
   Director's Fees                            605    1,200    1,200    1,200
   Fidelity Bond                              117      104      104      155
   D&O/E&O                                     76    1,260      498        -
   Taxes                                      227      450      433      250
   Telephone                                   95      234      289      226
   Registration Fees                          118      418      200      270
   Custodian Fees                             224      186       99      705
   Dues and Subscription                      561    1,126      898    1,362
Total expense                               6,711   11,265    9,908    9,041
Net investment income (loss)               (1,962)  (3,119)  (4,198)  (4,255)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from
       securities transactions               (325)  37,655     (155)    (136)
   Unrealized appreciation (depreciation)
       during the period                    9,172   23,218   32,113   95,527
   Net gain (loss) on investments           8,847   60,873   31,958   95,391

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $ 6,885 $ 57,754 $ 27,760 $ 91,136

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 2006 TO DECEMBER 31, 2006 AND
FOR THE YEARS ENDED JUNE 30, 2006, 2005, AND 2004 (UNAUDITED)

                                          12/2006   6/2006   6/2005   6/2004
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)          $ (1,962) $(3,119) $(4,198) $(4,255)
   Net realized (loss) from
       securities transactions               (325)  37,655     (155)    (136)
   Net change in unrealized appreciation
       (depreciation) of investments        9,172   23,218   32,113   95,527
Increase (decrease) in net assets
       from operations                      6,885   57,754   27,760   91,136

CAPITAL SHARE TRANSACTIONS:
 Sales                                      7,500   28,003   34,779   41,948
 Redemptions                                    -   (2,907)  (4,870)  (9,822)
Total capital share transactions            7,500   25,096   29,909   32,126
Increase in net assets                     14,385   82,850   57,669  123,262

NET ASSETS:
   Beginning of period                    631,101  548,251  490,582  367,320
   End of period                         $645,486  631,101  548,251  490,582

GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


1. The Organization
      The Greater Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

2. Summary of Significant Accounting Policies
      Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Federal Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

      Organization Expenses - Organization expenses are being amortized over a 60-month period.

    Distributions to Shareholders - Distributions paid to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $42,105 to its shareholders on June 28, 2006, in the form of stock dividends equal to 3,243.841 shares of stock. The Series made a distribution of its long term capital gains of $3,850 to its shareholders on December 27, 2006, in the form of stock dividends equal to 266.461 shares of stock. There were no distributions made during the fiscal years ended June 30, 2005 or 2004.

      Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Investments
     For the period from July 1 to December 31, 2006, the Series purchased $13,550 of common stock. During the same period, the Series sold $528 of common stock.

     For the year ended June 30, 2006, the Series purchased $92,681 of common stock. During the same period, the Series sold $94,535 of common stock.

      For the year ended June 30, 2005, the Series purchased $54,053 of common stock. During the same period, the Series sold $23,356 of common stock.

      For the year ended June 30, 2004, the Series purchased $50,274 of common stock. During the same period, the Series sold $70,284 of common stock.

     At December 31, 2006, the gross unrealized appreciation for all securities totaled $ 184,501 and the gross unrealized depreciation for all securities totaled $16,928, or a net unrealized appreciation of $167,573. The aggregate cost of securities for federal income tax purposes at December 31, 2006 was $385,775.

     At June 30, 2006, the gross unrealized appreciation for all securities totaled $185,791 and the gross unrealized depreciation for all securities totaled $27,391, or a net unrealized appreciation of $158,400. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $373,078.

      At June 30, 2005, the gross unrealized appreciation for all securities totaled $176,655 and the gross unrealized depreciation for all securities totaled $41,472, or a net unrealized appreciation of $135,183. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $337,278.

     At June 30, 2004, the gross unrealized appreciation for all securities totaled $132,970 and the gross unrealized depreciation for all securities totaled $29,900, or a net unrealized appreciation of $103,070. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $306,734.

4. Investment Advisory Agreement
  Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

        Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

      During the period from July 1, 2006 to December 31, 2006 and during the fiscal years ended June 30, 2006, 2005, and 2004 the fund paid investment advisory fees of $3,967, $4,772, $4,963, and $3,824 respectively.

      On December 31, 2006 the fund had $681 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.

5. Capital Share Transactions
      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                      Shares         Amount

      Balance at June 30, 2003                    37,481.608      $ 366,694

      Shares sold during 2004                      3,460.239         41,948
      Shares redeemed during 2004                   (786.365)        (9,822)

      Balance at June 30, 2004                    40,155.482     $  398,820

      Shares sold during 2005                      2,801.149         34,779
      Shares redeemed during 2005                   (382.933)        (4,870)

      Balance at June 30, 2005                    42,573.698      $ 428,729

      Shares sold during 2006                      1,951.828         28,003
      Shares redeemed during 2006                   (204.415)        (2,907)
      Reinvestment of Distributions, June 28, 2006 3,243.841         42,105

      Balance at June 30, 2006                    47,564.952      $ 495,930

     Shares sold during period                       564.558          7,500
     Shares redeemed during period                         -              -
     Reinvestment of Distributions,
                        December 27, 2006            266.461          3,850

     Balance at December 31, 2006                 48,395.971      $ 507,280




GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS AND RELATED RATIOS/

SUPPLEMENTAL DATA FOR A SHARE
OUTSTANDING FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2006 AND
FOR THE YEARS ENDED JUNE 30, 2006, 2005 AND 2004 (UNAUDITED)


                                          12/2006   6/2006   6/2005   6/2004

NET ASSET VALUE, beginning of period     $  13.27  $ 12.88 $  12.22   $ 9.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS

    Net investment income (loss)            (0.04)   (0.07)   (0.10)   (0.11)

    Net gain (loss) on securities both
         realized and unrealized             0.03    (0.49)    0.76     2.53

    Total from investment operations        (0.01)   (0.56)    0.66     2.42

DISTRIBUTIONS
    Dividends                                0.08     0.95        -        -


NET ASSET VALUE, end of period            $ 13.34   $13.27   $12.88  $ 12.22

NET ASSETS, end of period                $645,486 $631,101 $548,251 $490,582


                                          Actual** Actual   Actual   Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS*   1.1%**   1.9%     2.0%     2.0%

RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.1%**   2.4%     2.2%     2.4%
BEFORE REIMBURSEMENT*

RATIO OF NET INVESTMENT INCOME TO
       AVERAGE NET ASSETS*                (0.3)%** (0.5)%   (0.8)%   (1.0)%

PORTFOLIO TURNOVER RATE*                   0.1%**  15.8%     4.6%    11.3%

TOTAL RETURN                               1.1%    10.6%     5.4%    24.7%


*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from July 1, 2006 to December 31, 2006.

ADDITIONAL INFORMATION

EXPENSE TABLE         BEGINNING         ENDING
                      ACCOUNT VALUE   ACCOUNT VALUE     ANNUALIZED    EXPENSES
                                                                      PAID
                        7/1/06        12/31/06      EXPENSE RATIO     DURING
                                                                      PERIOD+
-----------------------------------------------------------------------------

ACTUAL
Unrestricted Series     $1,000.00       $1,093.87          0.8%             $ 8.31
Greater Western New York Series  1,000.00        1,010.84          1.1%             $10.97

HYPOTHETICAL++
Unrestricted Series      1,000.00        1,015.08         0.8%             $ 8.02
Greater Western New York Series  1,000.00        1,011.12          1.1%             $10.99

+ Expenses are equal to each Series' semi-annualized expense ratio multiplied by the average account value over the period.

++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2006 to December 31, 2006).

The Expense Table illustrates your Fund's costs in two ways.

o ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.



BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling
(585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon, New York 14506

INDEPENDENT DIRECTORS
The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*

Christopher Carosa, 46  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 48      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;

  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential

Terrance B. Mulhern, 44 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 50  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Thomas S. Carroll, 47   Vice-President  Term of Office:  Vice-President           2            N/A
  47 Chippenham Drive                   N/A              Carosa, Stanton &
  Penfield,                             Length of Time   DePaolo Asset
  NY  14526                             Served:          Management, LLC;
                                        Since 2005       Vice-President,
                                                         Bullfinch Fund, Inc.
                                                         Manager, Studio Sales
                                                         Pottery Supply

Betsy Kay Carosa, 46    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 47  Director;       Term of Office:  Teacher                2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford Mendon HS
  Rochester,            Committee       Length of Time
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 46   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 46 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction

Lois Niland, 54         Director        Term of Office:  Marketing Consultant;   2            N/A
  33 Oak Meadow Trail                   N/A              VP Sales & Marketing,
  Pittford,                             Length of Time   Complemar Partners;
  NY  14534                             Served:          President,
                                        Since 2006       Icon Design;
                                                         General Manager,

                                                         Xerox

Michael J. Morris, 46   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Michael W. Reynolds, 46 Director        Term of Office:  Vice-President           2            N/A
  105 Dorchester Road   Audit           N/A              Quinlan & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000

PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment

Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
                         OF THE INVESTMENT ADVISORY CONTRACT


At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered was the overall performance of the Funds relative to the performance of other funds in the Funds' peer group. In addition, the Board compared expenses of each Fund to the expenses of its peers. The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders. They noted the range of investment advisory and administrative services provided by the Adviser to the Fund. They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees. The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.




Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2006     06/30/2005

            Audit Fees              $9,000          $8,500

            Audit-Related Fees      $    0          $    0
            Tax Fees                $2,000          $2,000
            All Other Fees          $    0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to Be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: February 27, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: February 27, 2007